Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, US$0.00005 par value per share, issuable under the 2026 Equity Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	2.7854
Maximum Aggregate Offering Price	$ 13,927,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,211.65
Offering Note	Represents 5,000,000 Class A Common Shares, US$0.00005 par value per share (“Class A Common Shares”), of Pinnacle Food Group Limited (the “Registrant”) reserved for issuance under the Pinnacle Food Group Limited 2026 Equity Incentive Plan (the “2026 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional Class A Common Shares that may become issuable under the 2026 Plan to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act, based on the average of the high ($2.9707) and low ($2.60) sale prices per Class A Common Share as reported on The Nasdaq Capital Market on October 12, 2026, a date within five business days prior to the date of filing of this Registration Statement.